Collection Period Ended 31-Oct-2011
Principal Note
Payment Factor
58,393,798.70 0.365434
0.00 1.000000
0.00 1.000000
0.00 1.000000
58,393,798.70
Dates
Collection Period No. 4
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
Amounts in USD
Collection Period (from... to) 1-Oct-2011 31-Oct-2011
Determination Date 10-Nov-2011
Record Date 14-Nov-2011
Distribution Date
15-Nov-2011
29
Interest Period of the Class A-3 and A-4 Notes (from... to) 15-Oct-2011 15-Nov-2011 30/360 Days 30
Interest Period of the Class A-1 and A-2 Notes (from... to) 17-Oct-2011 15-Nov-2011 Actual/360
1-m Libor 0.243330%
Summary
Initial Beginning Ending Principal per $1000
Face Amount
Class A-1 Notes 495,000,000.00 239,283,820.25 180,890,021.55 117.967270
Balance Balance Balance
0.000000
Class A-3 Notes 451,000,000.00 451,000,000.00 451,000,000.00 0.000000
Class A-2 Notes 469,000,000.00 469,000,000.00 469,000,000.00
0.000000
Total Note Balance
1,547,500,000.00
1,291,783,820.25
1,233,390,021.55
Class A-4 Notes 132,500,000.00 132,500,000.00 132,500,000.00
Overcollateralization 90,968,899.86 108,958,181.84 108,958,181.84
Adjusted Pool Balance
1,638,468,899.86 1,400,742,002.09 1,342,348,203.39
Yield Supplement Overcollateralization 53,171,320.50 44,450,158.46 42,405,152.20
Pool Balance
1,691,640,220.36
1,445,192,160.55
1,384,753,355.59
Amount Percentage
Initial Overcollateralization Amount 90,968,899.86 5.55%
Target Overcollateralization Amount 108,958,181.84 6.65%
Current Overcollateralization Amount 108,958,181.84 6.65%
Interest & Principal
Payment
58,435,563.23
133,490.04
319,458.33
134,708.33
$59,023,219.93
0.084373
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
0.708333
118.051643
Class A-2 Notes 0.353330% 133,490.04 0.284627 0.284627
Class A-1 Notes 0.216670% 41,764.53
0.708333
Class A-4 Notes 1.220000% 134,708.33 1.016667 1.016667
Class A-3 Notes 0.850000% 319,458.33
Available Funds
Distributions
Principal Collections
59,847,068.74
(1) Total Servicing Fee
1,204,326.80
Total
$629,421.23
Interest Collections 4,270,367.82 Nonrecoverable Advances to the Servicer 0.00
Net Liquidation Proceeds 146,179.08 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Recoveries 15,326.73 (3) Interest Distributable Amount Class A Notes 629,421.23
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
0.00
Investment Earnings
0.00
(6) Regular Principal Distributable Amount
58,393,798.70
Available Collections
64,278,942.37 (7) Additional Servicing Fee and Transition Costs 0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
0.00 0.00 0.00
Total Trustee Fee
Due
Monthly Interest Distributable Amount 629,421.23 629,421.23 0.00
thereof on Class A-4 Notes 134,708.33 134,708.33 0.00
41,764.53 41,764.53
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes
0.00 0.00 0.00
0.00 0.00
thereof on Class A-4 Notes
0.00 0.00 0.00
Interest Distributable Amount Class A Notes 629,421.23 629,421.23 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Regular Principal Distributable Amount 58,393,798.70 58,393,798.70 0.00
Aggregate Principal Distributable Amount 58,393,798.70 58,393,798.70 0.00
Paid Shortfall
Total Servicing Fee 1,204,326.80 1,204,326.80 0.00
Total Distribution
64,278,942.37
Distribution Detail
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount
Available Funds
64,278,942.37
(9) Excess Collections to Certificateholders 4,051,395.64
0.00
thereof on Class A-2 Notes
133,490.04 133,490.04 0.00
thereof on Class A-1 Notes
thereof on Class A-3 Notes 319,458.33 319,458.33 0.00
thereof on Class A-3 Notes
0.00 0.00 0.00
thereof on Class A-2 Notes
0.00
Reserve Fund and Investment Earnings
Reserve Fund Deficiency
0.00
Investment Earnings
minus Net Investment Earnings
Reserve Fund Amount - Ending Balance 4,096,172.25
minus Reserve Fund Draw Amount
0.00
0.00
Investment Earnings for the Collection Period
0.00
Net Investment Earnings on the Reserve Fund 0.00
Net Investment Earnings on the Collection Account 0.00
Reserve Fund
Reserve Fund Required Amount 4,096,172.25
Reserve Fund Amount - Beginning Balance
0.00
plus Net Investment Earnings for the Collection 0.00
Notice to Investors
41.81
Weighted Average APR
3.62% 3.60%
Weighted Average Number of Remaining Payments
17.87
38,366,507.04
Principal Collections attributable to Full Pay-offs
21,480,561.70
Principal Purchase Amounts 0.00
2,975,423.54
Delinquency Profile *
45.89
61-90 Days Delinquent 676,783.19
Weighted Average Seasoning (months) 13.28
Principal Recoveries 15,033.29
591,736.22
Principal Net Liquidation Proceeds
Principal Gross Losses
143,981.13
Cumulative Principal Net Losses as % of Cutoff Date Pool 0.048%
Principal Net Losses 432,721.80
Cumulative Principal Net Losses 809,592.07
Pool Statistics
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance 1,691,640,220.36 62,088
Pool Balance beginning of Collection Period
Principal Gross Losses
1,384,753,355.59
As of Cutoff Date Current
Pool Factor 81.86%
Current
57,083 99.70% 1,380,586,193.36
Amount Number of Receivables
0.21%
18 0.05%
0.04%
100.00%
Percentage
13
Current
Losses
Total 1,384,753,355.59 57,218
104
514,955.50
91-120 Days Delinquent
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
31-60 Days Delinquent